Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)
Summary of Significant Accounting Policies [Table] [Line Items]
Number of reportable segments | segment	1
Bank overdrafts	$ 104	$ 92
Unamortized issuance costs, senior notes	$ 53	63
Revenue, payment terms	30
Employee [Member]
Summary of Significant Accounting Policies [Table] [Line Items]
Vesting period	3 years
Director [Member]
Summary of Significant Accounting Policies [Table] [Line Items]
Vesting period	3 years
Other noncurrent assets [Member]
Summary of Significant Accounting Policies [Table] [Line Items]
Unamortized issuance costs	$ 30	$ 22